Subsequent Events (Details) (RK Dixon [Member], USD $) In Millions, unless otherwise specified	Feb. 01, 2012
RK Dixon [Member]
Subsequent Event [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 58